                      File Nos. 33-42431 and 811-6395




                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]

                        Pre-Effective Amendment No.                 [   ]


                     Post-Effective Amendment No.  7                [ X ]


                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]


                           Amendment No.  7                         [ X ]


                  (Check appropriate box or boxes)

             DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
         (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6020

                          Daniel C. Maclean, Esq.
                              200 Park Avenue
                         New York, New York  10166
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


__X__ immediately upon filing pursuant to paragraph (b)


_____ on ____________  pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a) (i)

_____ on (date) pursuant to paragraph (a) (i)

_____ 75 days after filing pursuant to paragraph (a) (ii)

_____ on (date) pursuant to paragraph (a) (ii) of Rule 485


Registrant has registered an indefinite number of shares of its Benefial Interest under the Securities Act of 1933 pursuant to Sec. 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended July 31, 1995 was filed September 27, 1995.

              REGISTRATION STATEMENT FILE NOS. 33-42431 AND 811-6395

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq.
       The Dreyfus Corporation
       200 Park Avenue
       New York, NY  10166

D. Title and amount of Securities being registered (number of shares or other units):


         47,712,387 Shares                              (See Note Below)


E. Proposed aggregate offering price to the public of the securities being registered:


          $290,000 (Determined on the basis of the closing price on January 15, 1996; i.e. $1.00 per share (See Note Below))


F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:


          $100                                     (See Note Below)


G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2
                                                                   Aggregate
                                                                Offering Price


       Total Shares Registered:         47,712,387 X $1.00 =     $47,712,387



       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended July 31, 1995:             47,422,387 X $1.00 =     $47,422,387
                                           290,000 X $1.00 =     $   290,000



       Fee at 1/29 of 1%                                         $       100

                       CONSENT OF STROOCK & STROOCK & LAVAN


    The Consent of Stroock & Stroock & Lavan, counsel to the Registrant, has been included in their Opinion filed as Exhibit 10 to this Amendment to the Registration Statement.

                                                                Page 4
                               SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 24th day of January, 1996.


                            DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

                            BY:   /s/ Marie E. Connolly*
                                MARIE E. CONNOLLY, PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                  TITLE                                 Date


/s/ Marie E. Connolly*         President and Treasurer
Marie E. Connolly              (Principal Executive, Financial
                                 and Accounting Officer)

/s/ David W. Burke*            Trustee
David W. Burke


/s/ Isabel P. Dunst*           Trustee
Isabel P. Dunst


/s/ Lyle E. Gramley*           Trustee
Lyle E. Gramley


/s/ Warren B. Rudman*          Trustee
Warren B. Rudman





BY: /s/ Eric B. Fischman
    Eric B. Fischman, Attorney-in-Fact